Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of geographical areas [line items]
Total Revenue	$ 25,186	[1]	$ 25,483	$ 22,905
Income before taxes	6,348	[1]	7,272	7,414
Reported net income	5,097	[1]	5,758	5,453
Average Assets	942,450		833,252	754,295
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	14,515		14,998	13,506
Income before taxes	3,815		4,218	4,746
Reported net income	3,021		3,313	3,728
Average Assets	522,155		462,427	433,843
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	8,659		8,282	7,273
Income before taxes	1,891		2,367	1,871
Reported net income	1,554		1,903	1,100
Average Assets	361,651		316,983	277,764
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	2,012		2,203	2,126
Income before taxes	642		687	797
Reported net income	522		542	625
Average Assets	$ 58,644		$ 53,842	$ 42,688

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.